Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payables	$ 30,305	¥ 197,171	¥ 248,895
Value-added tax and other taxes payable	2,605	16,951	21,011
Payables for office supplies and utilities	4,532	29,488	31,006
Payables for the purchase of property and equipment	28,525	185,594	266,597
Payables for purchase of the intangible assets	570	3,706	2,352
Accrued service fees	8,006	52,090	74,812
Interest payables	8,816	57,359	6,456
Share-settled bonuses and liability classified RSU	1,824	11,865	72,138
Payables for acquisitions	7,340	47,755	25,268
Others	8,476	55,154	39,381
Accrued expenses and other payables	$ 100,999	¥ 657,133	¥ 787,916